Trade payables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Trade payables	$ 6,617	$ 7,442
Third Parties In Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Trade payables	4,741	5,097
Third Parties Abroad [Member]
IfrsStatementLineItems [Line Items]
Trade payables	1,823	2,290
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Trade payables	$ 53	$ 55